Note 5 - Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer, Excluding Assessed Tax	$ 83,545	$ 83,795
Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	83,545	83,795
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	46,010	45,922
Waste Management Services [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	46,010	45,922
Waste Management Services [Member] | Waste Brokerage And Management Services Member | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	42,741	42,862
Waste Management Services [Member] | Captive Landfill Management Operations [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	3,269	3,060
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	37,535	37,873
Golf and Related Operations [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	37,535	37,873
Golf and Related Operations [Member] | Food and Beverage [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	13,247	13,537
Golf and Related Operations [Member] | Food and Beverage [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	13,247	13,537
Golf and Related Operations [Member] | Membership Dues [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	7,233	7,430
Golf and Related Operations [Member] | Room Rental [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	7,392	7,227
Golf and Related Operations [Member] | Green Fees and Cart Rental [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	3,338	3,336
Golf and Related Operations [Member] | Salon and Spa Services [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	3,673	3,763
Golf and Related Operations [Member] | Fitness and Tennis Lesson [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	230	321
Golf and Related Operations [Member] | Other Revenue [Member] | Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,422	$ 2,259